S000033315 [Member] Investment Strategy - FlexShares Morningstar Global Upstream Natural Resources Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Underlying Index is designed to reflect the performance of a selection of equity securities that are traded in or are issued by companies classified as developed or emerging markets (including the U.S.), as determined by Morningstar, Inc. (the “Index Provider”) pursuant to its index methodology. To be eligible for inclusion in the Underlying Index, a security must be issued by a company that has significant economic interests in one of the following natural resource categories: energy, agriculture, precious or industrial metals, timber or water, as determined by the Index Provider pursuant to its index methodology (collectively, the “Natural Resources sector”). Securities determined to be within the Natural Resources sector are then excluded from the Underlying Index if (i) they have an average daily traded value (three-month) of less than $1 million or (ii) for securities within the energy, agriculture or precious or industrial metals categories of the Natural Resources sector, they have a float market capitalization of less than $1 billion, or for securities within the timber or water categories of the Natural Resources sector, they have a float market capitalization of less than $500 million. The largest stocks within each category are targeted for inclusion. Securities within the Underlying Index are then weighted based on their float adjusted market capitalization within each category of the Natural Resources sector, and weight caps are applied to limit exposure to any particular category within the Natural Resources sector, any individual security, the U.S. and emerging markets.
As of December 31, 2025, the Underlying Index was comprised of 120 issues with market capitalizations ranging from $1.777 billion to $1.536 trillion. The Underlying Index is reconstituted on a semi-annual basis and is rebalanced quarterly. The Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts and forward currency contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and rela tive weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular countries or geographic regions. As of December 31, 2025, the Fund focused its investments in the U.S. and Canada.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Natural Resources sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Natural Resources sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.